JOHN HANCOCK FUNDS II

200 Berkeley Street

Boston, Massachusetts 02116

June 28, 2019

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	John Hancock Funds II (the “Trust”), on behalf of: Mid Cap Stock Fund (the “Fund”) Registration Statement on Form N-14

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust, we are filing today a registration statement on Form N-14 (the “Registration Statement”) relating to the issuance of shares in connection with the reorganization of Small Cap Stock Fund, a series of the Trust, into Mid Cap Stock Fund, a series of the Trust, by electronic submission via EDGAR.

The Registration Statement is proposed to become effective on June 28, 2019 pursuant to Rule 488 under the Securities Act of 1933, as amended.

If you have any questions or comments concerning the foregoing, please call me at (617) 663-4311.

Sincerely,

/s/ Thomas Dee
Thomas Dee, Esq.
Assistant Secretary of the Trust